VOYA PARTNERS, INC.

VY® Invesco Global Portfolio

(the "Portfolio")

Supplement dated June 4, 2021

to the Portfolio's Adviser Class, Initial Class, Class R6, Service Class, and

Service 2 Class Statement of Additional Information ("SAI")

dated May 1, 2021

Effective immediately, the line item with respect to VY® Invesco Global Portfolio in the sub-section entitled "History of the Company – Portfolio Name Changes During the Past Ten Years" is deleted in its entirety and replaced with the following:

Portfolio	Former Name	Date of Change
VY® Invesco Global Portfolio	VY® Invesco Oppenheimer	May 1, 2021
Global Portfolio

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE